Financial Risk Factors and Risk Management - Interest Rate Sensitivity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives held within a designated fair value hedge relationship
FINANCIAL RISK FACTORS
Upward yield curve	€ (20)	€ (26)	€ (46)
Downward yield curve	5	9	29
Variable rate financing
FINANCIAL RISK FACTORS
Upward yield curve	(24)	(5)	(21)
Downward yield curve	€ 4	€ 0	€ 0
U.S. dollar | Interest Rate Risk
FINANCIAL RISK FACTORS
Upward yield curve (as a percent)	1.00%	1.00%	1.00%
Downward yield curve (as a percent)	0.25%	0.25%	0.50%
EUR | Interest Rate Risk
FINANCIAL RISK FACTORS
Upward yield curve (as a percent)	0.30%	0.25%	0.50%
Downward yield curve (as a percent)	0.10%